Performance Management	Jun. 25, 2026
SoFi Select 500 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year to year. The table illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.sofi.com/invest/etfs/sfy/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of March 31, 2026 was -5.53%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.90% for the quarter ended June 30, 2020 and the lowest quarterly return was -19.02% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(5.53%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred such as an individual retirement arrangements (“IRA”). or other tax-advantaged accounts.
Performance [Table]
	1 Year	5 Year	Since Inception (April 10, 2019)
Return Before Taxes	22.74%	15.25%	17.00%
Return After Taxes on Distributions	22.43%	14.90%	16.63%
Return After Taxes on Distributions and Sale of Fund Shares	13.64%	12.20%	13.95%
Solactive SoFi US 500 Growth Index (reflects no deduction for fees, expenses, or taxes)	22.60%	15.25%	16.99%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	15.49%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred such as an individual retirement arrangements (“IRA”). or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.sofi.com/invest/etfs/sfy/
SoFi Social 50 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year to year. The table illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. On June 30, 2020, the Fund’s investment objective and principal investment strategies were substantially revised; therefore, the performance and average annual total returns for periods prior to that date were achieved under the Fund’s prior investment objective and principal investment strategies and would have differed if the Fund’s current investment objective and principal investment strategies had been in effect during those periods. Updated performance information is available on the Fund’s website at www.sofi.com/invest/etfs/sfyf.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of March 31, 2026 was -8.54%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 33.66% for the quarter ended June 30, 2021 and the lowest quarterly return was -31.01% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(8.54%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	33.66%
Highest Quarterly Return, Date	Jun. 30, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(31.01%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	5 Year	Since Inception (May 7, 2019)
Return Before Taxes	28.87%	15.89%	17.59%
Return After Taxes on Distributions	29.75%	15.61%	17.39%
Return After Taxes on Distributions and Sale of Fund Shares	17.75%	12.71%	14.46%
SoFi Social 50 Index (reflects no deduction for fees, expenses, or taxes)	30.18%	16.34%	17.98%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	15.69%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Availability Website Address [Text]	www.sofi.com/invest/etfs/sfyf
SoFi Enhanced Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual return for the Fund from year to year. The table illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available on the Fund’s website at www.sofi.com/invest/etfs/thta.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date return as of March 31, 2026 was 4.49%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.11% for the quarter ended December 31, 2024, and the lowest quarterly return was -17.45% for the quarter ended June 30, 2025.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.49%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	4.11%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.45%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements, such as an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	1 Year	Since Inception (11/14/2023)
Return Before Taxes	-10.25%	-1.25%
Return After Taxes on Distributions	-11.31%	-4.11%
Return After Taxes on Distributions and Sale of Fund Shares	6.09%	-2.04%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.30%	6.43%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements, such as an individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.sofi.com/invest/etfs/thta